                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [_]; Amendment Number: __________
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
         ---------------------------------
Address: 111 Huntington Avenue
         ---------------------------------
         Boston, MA  02199
         ---------------------------------

Form 13F File Number:   28-06625
                        ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Edgar Brakeman, III
          --------------------------------
Title:    Managing Member
          --------------------------------
Phone:    (617) 516-2000
          --------------------------------

Signature, Place, and Date of Signing:

           /s/  Roy Edgar Brakeman, III      Boston, MA             02/17/04
          -----------------------------      ------------------     --------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        2
                                            ------------------

Form 13F Information Table Entry Total:                  72
                                            ------------------

Form 13F Information Table Value Total:          $2,525,679
                                            ------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number     Name

         1        28-06946                 Brookside Capital Partners Fund, L.P.
        ----      --------------------     -------------------------------------

         2        28-06924                 Brookside Capital Investors, L.P.
        ----      --------------------     -------------------------------------

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                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 12/31/03

                                                                       Market
                                                                       Value
                              Title of                                 Long    Investment    Other    Voting Authority
Description                   Class          Cusip      PRN Amount    (x1000)  Discretion  Managers   Sole Shares None
ABGENIX INC                   COM            00339B107     400,000      4,940     Sole                 X
ACE LTD                       ORD            G0070K103   2,500,000    103,550     Sole                 X
ALLIED WASTE INDS INC         COM            019589308     869,800     12,073     Sole                 X
ALLTEL CORP                   COM            020039103     491,500     22,894     Sole                 X
AMBAC FINL GROUP INC          COM            023139108     750,000     52,043     Sole                 X
AMDOCS LTD                    ORD            G02602103   6,214,650    139,705     Sole                 X
AMERICAN STD COS INC DEL      COM            029712106     451,500     45,466     Sole                 X
ANTHEM INC                    COM            03674B104     517,300     38,798     Sole                 X
ASCENTIAL SOFTWARE CORP       COM NEW        04362P207     886,373     22,993     Sole                 X
AVOCENT CORP                  COM            053893103     832,192     30,392     Sole                 X
AXIS CAPITAL HOLDINGS         SHS            G0692U109   2,640,100     77,302     Sole                 X
BANK OF AMERICA CORPORATION   COM            060505104   1,000,000     80,430     Sole                 X
BRINKER INTL INC              COM            109641100     574,300     19,044     Sole                 X
CAREER EDUCATION CORP         COM            141665109     485,000     19,521     Sole                 X
CARNIVAL CORP                 PAIRED CTF     143658300   1,426,800     56,687     Sole                 X
CARMAX INC                    COM            143130102   3,275,500    101,311     Sole                 X
CLEAR CHANNEL COMMUNICATIONS  COM            184502102   2,126,100     99,565     Sole                 X
COMCAST CORP NEW              CL A SPL       20030N200   3,297,500    103,179     Sole                 X
CONVERGYS CORP                COM            212485106     106,100      1,853     Sole                 X
DOLLAR GEN CORP               COM            256669102     475,500      9,981     Sole                 X
DURECT CORP                   COM            266605104   3,990,514      9,976     Sole                 X
ELOYALTY CORP                 COM NEW        290151307     369,145      1,347     Sole                 X
ENCYSIVE PHARMACEUTICALS INC  COM            29256X107     547,500      4,900     Sole                 X
EXACT SCIENCES CORP           COM            30063P105     934,200      9,454     Sole                 X
FAMILY DLR STORES INC         COM            307000109     471,500     16,917     Sole                 X
FEDERAL NATL MTG ASSN         COM            313586109   2,500,000    187,650     Sole                 X
FISHER SCIENTIFIC INTL CORP   COM NEW        338032204     174,600      7,223     Sole                 X
FLEETBOSTON FINANCIAL CORP    COM            339030108   1,250,000     54,563     Sole                 X
GENELABS TECHNOLOGIES INC     COM            368706107   1,500,000      4,245     Sole                 X
GREY GLOBAL GROUP INC         COM            39787M108      84,002     57,378     Sole                 X
HOME DEPOT INC                COM            437076102     416,000     14,764     Sole                 X
IMPAX LABORATORIES INC        COM            45256B101   1,250,000     17,988     Sole                 X
INTERACTIVE CORP              COM            45840Q101   1,658,800     56,283     Sole                 X
INTERNATIONAL STL GROUP INC   COM            460377104     150,000      5,843     Sole                 X
KOHL'S CORP                   COM            500255104   1,306,300     58,705     Sole                 X
LEXMARK INTL NEW              CL A           529771107     609,700     47,947     Sole                 X
LOWES COS INC                 COM            548661107     475,500     26,338     Sole                 X
MACROMEDIA INC                COM            556100105   1,114,300     19,779     Sole                 X
MANDALAY RESORT GROUP         COM            562567107     775,200     34,667     Sole                 X
MBIA INC                      COM            55262C100     350,000     20,731     Sole                 X
MCDATA CORP                   CL B           580031102     308,551      2,948     Sole                 X
MCDATA CORP                   CL A           580031201   2,049,183     19,529     Sole                 X
MICROSOFT CORP                COM            594918104   2,377,800     65,080     Sole                 X
NEUROCRINE BIOSCIENCES INC    COM            64125C109     175,000      9,545     Sole                 X
NEWS CORP LTD                 SP ADR PFD     652487802   3,002,300     90,820     Sole                 X
NTL INC DEL                   COM            62940M104   2,028,773    141,507     Sole                 X
ORBITZ INC                    CL A           68556Y100     125,500      2,928     Sole                 X
OSHKOSH TRUCK CORP            COM            688239201     191,000      9,747     Sole                 X
OUTBACK STEAKHOUSE INC        COM            689899102     777,900     34,391     Sole                 X
PENTAIR INC                   COM            709631105     234,200     10,703     Sole                 X
PENWEST PHARMACEUTICALS CO    COM            709754105       8,500        147     Sole                 X
PEREGRINE SYSTEMS INC         COM            713661106     751,332     14,463     Sole                 X
PMI GROUP INC                 COM            69344M101     300,000     11,169     Sole                 X
RADIAN GROUP INC              COM            750236101      25,000      1,219     Sole                 X
ROYAL CARIBBEAN CRUISES LTD   COM            V7780T103     850,000     29,572     Sole                 X
SAP AG                        SPONSORED ADR  803054204   2,207,420     91,740     Sole                 X
SEPRACOR INC                  COM            817315104     750,500     17,959     Sole                 X
SIEBEL SYS INC                COM            826170102     636,300      8,857     Sole                 X
SIRVA INC                     COM            82967Y104     200,000      3,908     Sole                 X
SONUS PHARMACEUTICALS INC     COM            835692104     700,000      2,845     Sole                 X
SPX CORP                      COM            784635104     384,500     22,612     Sole                 X
ST JUD MED INC                COM            790849103     350,000     21,473     Sole                 X
STEEL DYNAMICS INC            COM            858119100   2,000,000     46,000     Sole                 X
STERICYCLE INC                COM            858912108      69,980      3,268     Sole                 X

SWIFT TRANSN CO               COM            870756103     100,700      2,117     Sole                 X
SYNOPSYS INC                  COM            871607107   2,325,290     78,734     Sole                 X
TECH DATA CORP                COM            878237106     857,667     34,058     Sole                 X
TECHNOLOGY SOLUTIONS CO       COM            87872T108   2,707,200      3,387     Sole                 X
TEKELEC                       COM            879101103     738,800     11,341     Sole                 X
TIMKEN CO                     COM            887389104     709,500     14,233     Sole                 X
UNITED THERAPEUTICS CORP DEL  COM            91307C102     264,500      6,070     Sole                 X
US BANCORP DEL                COM NEW        902973304     500,000     14,890     Sole                 X